Securities (Summary of Unrealized Gains and Losses) (Details) - CAD ($) $ in Millions	Jul. 31, 2025	Oct. 31, 2024
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Fair value	$ 122,894	$ 93,897
Securities [Member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	122,611	93,985
Gross unrealized gains	733	417
Gross unrealized (losses)	(615)	(735)
Fair value	122,729	93,667
Securities [Member] | Debt securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	119,496	89,543
Gross unrealized gains	319	212
Gross unrealized (losses)	(380)	(503)
Fair value	119,435	89,252
Securities [Member] | Government and government-related securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	98,538	78,727
Gross unrealized gains	227	134
Gross unrealized (losses)	(320)	(439)
Fair value	98,445	78,422
Securities [Member] | Government and government-related securities [member] | Canadian government federal debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	15,654	18,281
Gross unrealized gains	19	17
Gross unrealized (losses)	(100)	(159)
Fair value	15,573	18,139
Securities [Member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	20,757	21,263
Gross unrealized gains	97	77
Gross unrealized (losses)	(26)	(70)
Fair value	20,828	21,270
Securities [Member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	52,453	35,371
Gross unrealized gains	79	22
Gross unrealized (losses)	(190)	(196)
Fair value	52,342	35,197
Securities [Member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	7,722	1,687
Gross unrealized gains	7	1
Gross unrealized (losses)	(2)	(9)
Fair value	7,727	1,679
Securities [Member] | Government and government-related securities [member] | Mortgage-backed securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	1,952	2,125
Gross unrealized gains	25	17
Gross unrealized (losses)	(2)	(5)
Fair value	1,975	2,137
Securities [Member] | Other debt securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	20,958	10,816
Gross unrealized gains	92	78
Gross unrealized (losses)	(60)	(64)
Fair value	20,990	10,830
Securities [Member] | Other debt securities [member] | Asset-backed financings [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	7,788	1,397
Gross unrealized gains	5	1
Gross unrealized (losses)	(24)	(14)
Fair value	7,769	1,384
Securities [Member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	13,170	9,419
Gross unrealized gains	87	77
Gross unrealized (losses)	(36)	(50)
Fair value	13,221	9,446
Securities [Member] | Equity Securities [Member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	3,115	4,442
Gross unrealized gains	414	205
Gross unrealized (losses)	(235)	(232)
Fair value	3,294	4,415
Securities [Member] | Equity Securities [Member] | Common shares [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	2,578	3,810
Gross unrealized gains	271	176
Gross unrealized (losses)	(76)	(72)
Fair value	2,773	3,914
Securities [Member] | Equity Securities [Member] | Preference shares [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	537	632
Gross unrealized gains	143	29
Gross unrealized (losses)	(159)	(160)
Fair value	$ 521	$ 501